FAIR VALUE - Schedule of Carrying Amounts and Estimated Fair Value of Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets:
Marketable securities held to maturity	$ 176,790	$ 186,155
Carrying Amount
Financial assets:
Cash, due from banks, federal funds sold and interest-bearing deposits	91,428	127,543
Marketable securities held to maturity	174,684	189,371
Loans, net	1,347,779	1,233,651
Accrued interest receivable	8,174	7,419
Nonmarketable equity securities	9,453	10,500
Cash surrender value of life insurance	19,117	17,804
Financial liabilities:
Deposits	1,676,320	1,576,791
Securities sold under repurchase agreements	12,879	10,859
Accrued interest payable	922	889
Other debt	0	18,286
Federal Home Loan Bank advances	45,153	55,170
Subordinated debentures	13,810	19,310
Fair Value
Financial assets:
Cash, due from banks, federal funds sold and interest-bearing deposits	91,428	127,543
Marketable securities held to maturity	176,790	186,155
Loans, net	1,346,361	1,235,306
Accrued interest receivable	8,174	7,419
Nonmarketable equity securities	9,453	10,500
Cash surrender value of life insurance	19,117	17,804
Financial liabilities:
Deposits	1,676,445	1,577,490
Securities sold under repurchase agreements	12,879	10,859
Accrued interest payable	922	889
Other debt	0	18,286
Federal Home Loan Bank advances	44,722	55,160
Subordinated debentures	11,495	16,809
Fair Value | Level 1 Inputs
Financial assets:
Cash, due from banks, federal funds sold and interest-bearing deposits	66,657	100,205
Marketable securities held to maturity	0	0
Loans, net	0	0
Accrued interest receivable	0	0
Nonmarketable equity securities	0	0
Cash surrender value of life insurance	0	0
Financial liabilities:
Deposits	1,378,467	1,234,875
Securities sold under repurchase agreements	0	0
Accrued interest payable	0	0
Other debt	0	0
Federal Home Loan Bank advances	0	0
Subordinated debentures	0	0
Fair Value | Level 2 Inputs
Financial assets:
Cash, due from banks, federal funds sold and interest-bearing deposits	24,771	27,338
Marketable securities held to maturity	176,790	186,155
Loans, net	0	0
Accrued interest receivable	8,174	7,419
Nonmarketable equity securities	9,453	10,500
Cash surrender value of life insurance	19,117	17,804
Financial liabilities:
Deposits	297,978	342,615
Securities sold under repurchase agreements	12,879	10,859
Accrued interest payable	922	889
Other debt	0	18,286
Federal Home Loan Bank advances	44,722	55,160
Subordinated debentures	11,495	16,809
Fair Value | Level 3 Inputs
Financial assets:
Cash, due from banks, federal funds sold and interest-bearing deposits	0	0
Marketable securities held to maturity	0	0
Loans, net	1,346,361	1,235,306
Accrued interest receivable	0	0
Nonmarketable equity securities	0	0
Cash surrender value of life insurance	0	0
Financial liabilities:
Deposits	0	0
Securities sold under repurchase agreements	0	0
Accrued interest payable	0	0
Other debt	0	0
Federal Home Loan Bank advances	0	0
Subordinated debentures	$ 0	$ 0